Segments	12 Months Ended
Dec. 31, 2025
Segments [Abstract]
SEGMENTS

Note 18 — SEGMENTS

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM are Mr. Shi, the CEO and the Chairman of the Board of Directors. The CODM does not review balance sheet information to measure the performance of the reportable segments, nor is this part of the segment information regularly provided to the CODM.

The following table presents summarized information by segment of the operations for the year ended December 31, 2025:

	Internet hospital	Pharmaceutical supply chain	Total
	RMB	RMB	RMB
Net revenue	150,712,158	249,202,806	399,914,964
Less:
Cost of revenues	(101,429,782)	(246,203,071)	(347,632,853)
Salaries and welfare	(22,158,776)	(2,694,321)	(24,853,097)
Commissions to doctors	(29,816,464)	—	(29,816,464)
Consultancy and professional service fees	(21,758,632)	—	(21,758,632)
Advertising and promotion costs	(17,461,881)	(2,078,012)	(19,539,893)
Contracted development and research service fees	(9,919,840)	—	(9,919,840)
Other segment items*	(14,157,525)	(2,039,392)	(16,196,917)
Segment loss	(65,990,742)	(3,811,990)	(69,802,732)

Reconciliation of segment loss:
Impairment on long-lived assets and long-term assets			(2,108,517)
Other professional service fees			(46,723,571)
Other income			496,122
Other expense			(60,325)
Interest expense			(12,885,122)
Government grants			152,599
Loss before income tax			(130,931,546)

	Internet hospital	Pharmaceutical supply chain	Total
	US$	US$	US$
Net revenue	21,551,552	35,635,527	57,187,079
Less:
Cost of revenues	(14,504,266)	(35,206,571)	(49,710,837)
Salaries and welfare	(3,168,663)	(385,283)	(3,553,946)
Commissions to doctors	(4,263,698)	—	(4,263,698)
Consultancy and professional service fees	(3,111,443)	—	(3,111,443)
Advertising and promotion costs	(2,497,016)	(297,152)	(2,794,168)
Contracted development and research service fees	(1,418,518)	—	(1,418,518)
Other segment items*	(2,024,498)	(291,629)	(2,316,127)
Segment loss	(9,436,550)	(545,108)	(9,981,658)

Reconciliation of segment loss:
Impairment on long-lived assets and long-term assets			(301,514)
Other professional service fees			(6,681,382)
Other income			70,945
Other expense			(8,625)
Interest expense			(1,842,548)
Government grants			21,821
Loss before income tax			(18,722,961)
*	For each reportable segment, the other segment item category primarily includes shipping expenses, rental costs, entertainment expense, office expense and expected credit losses.

The following table presents summarized information by segment of the operations for the year ended December 31, 2024:

	Internet hospital	Pharmaceutical supply chain	Total
	RMB	RMB	RMB
Net revenue	89,039,600	253,518,320	342,557,920
Less:
Cost of revenues	(50,986,600)	(243,877,267)	(294,863,867)
Salaries and welfare	(19,590,201)	(2,185,872)	(21,776,073)
Commissions to doctors	(22,685,703)	—	(22,685,703)
Consultancy and professional service fees	(3,660,677)	—	(3,660,677)
Advertising and promotion costs	(5,278,798)	(5,824,158)	(11,102,956)
Other segment items*	(9,874,409)	(2,146,990)	(12,021,399)
Segment loss	(23,036,788)	(515,967)	(23,552,755)

Reconciliation of segment loss:
Impairment on long-lived assets and long-term assets			(2,238,525)
Other income			1,238,538
Other expense			(37,608)
Interest expense			(12,964,584)
Government grants			189,500
Loss before income tax			(37,365,434)
*	For each reportable segment, the other segment item category primarily includes shipping expenses, rental costs, entertainment expense, office expense and expected credit losses.

The following table presents summarized information by segment of the operations for the year ended December 31, 2023:

	Internet hospital	Pharmaceutical supply chain	Total
	RMB	RMB	RMB
Net revenue	71,008,971	233,844,000	304,852,971
Less:
Cost of revenues	(35,453,130)	(230,678,072)	(266,131,202)
Salaries and welfare	(18,773,633)	(1,827,887)	(20,601,520)
Commissions to doctors	(20,318,748)	—	(20,318,748)
Consultancy and professional service fees	(4,845,206)	(10,891)	(4,856,097)
Advertising and promotion costs	(1,882,755)	(1,549,237)	(3,431,992)
Other segment items*	(6,722,909)	(3,432,378)	(10,155,287)
Segment loss	(16,987,410)	(3,654,465)	(20,641,875)

Reconciliation of segment loss:
Impairment on long-lived assets and long-term assets			(1,607,027)
Other income			163,622
Other expense			(1,336,595)
Interest expense			(13,849,119)
Government grants			321,573
Loss before income tax			(36,949,421)
*	For each reportable segment, the other segment item category primarily includes shipping expenses, rental costs, entertainment expense, office expense and expected credit losses.

In accordance with the enterprise-wide disclosure requirements, the Group’s net revenue from external customers through Internet hospital by main product category is as follows:

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Prescription drugs	67,301,663	86,286,745	147,487,107	21,090,376
Over-the-counter (“OTC”) medicines	2,048,701	1,339,001	1,360,785	194,590
Traditional Chinese medicine (“TCM”)	23,574	51,208	284,980	40,752
Medical apparatus and instruments (“MAAI”)	130,333	75,821	28,691	4,103
Online consultation	1,364,274	1,190,397	1,477,013	211,210
Others	140,426	96,428	73,582	10,521
Total	71,008,971	89,039,600	150,712,158	21,551,552

The Group’s net revenue from external customers through pharmaceutical supply chain by main product category is as follows:

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Prescription drugs	73,858,618	172,819,516	174,091,475	24,894,750
Over-the-counter (“OTC”) medicines	152,775,949	70,314,728	68,792,125	9,837,143
Traditional Chinese medicine (“TCM”)	3,618,690	5,991,329	201,676	28,839
Medical apparatus and instruments (“MAAI”)	143,199	112,228	2,994,468	428,203
Others	3,447,544	4,280,519	3,123,062	446,592
Total	233,844,000	253,518,320	249,202,806	35,635,527

Total segment assets exclude corporate assets, such as cash and cash equivalents, amounts due from related parties, other non-current assets and deferred offering costs. Total segment assets reconciled to combined amounts are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Assets
Total assets for reportable segments	24,674,093	92,995,788	13,298,222
Unallocated assets	21,553,493	14,561,638	2,082,287
Total combined assets	46,227,586	107,557,426	15,380,509

The asset information is not regularly provided to the CODM as it is not utilized in the assessment of performance and allocation of resources. Consequently, the disclosure of asset information is not mandated for reportable segments.